UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Healy Circle Capital, LLC

Address:  	444 Madison Avenue, 34th Floor
          	New York, NY  10022


13F File Number: 28-12777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc Sulam
Title:  Managing Member
Phone:  212-446-2443


Signature, Place and Date of Signing:

	Marc Sulam		   New York, NY			August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   55

Form 13F Information Table Value Total: $ 131,875 (thousands)


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
ABB Ltd			ADR	000375204	4,531	160000    SH		Sole		160000
Alpha Natural Resources	Comm	02076X102	3,650    35000    SH		Sole		 35000
Anadarko Pete Corp	Comm	032511107	3,218	 43000    SH		Sole		 43000
Anheuser Busch Cos Inc	Comm	035229103	2,298	 37000    SH		Sole		 37000
Block H & R Inc		Comm	093671105	1,926	 90000    SH		Sole		 90000
Cabot Oil & Gas Corp	Comm	127097103	2,371	 35000    SH		Sole		 35000
Cenveo Inc		Comm	15670S105	  939	 96100    SH		Sole		 96100
Cleveland Cliffs Inc	Comm	185896107	3,576	 30000    SH		Sole		 30000
Commercial Metals Co	Comm	201723103	1,885	 50000	  SH		Sole		 50000
Corrections Corp AmericaComm	22025Y407	1,923	 70000    SH		Sole		 70000
Covanta Hldg Corp	Comm	22282E102	4,244	159000    SH		Sole		159000
Crown Holdings Inc	Comm	228368106	3,665	141000    SH		Sole		141000
Delta Air Lines Inc	Comm	247361702	1,129	198000    SH		Sole		198000
Dominion Resources Inc	Comm	25746U109	2,137	 45000    SH		Sole		 45000
Fairpoint Communicationscomm	305560104	1,082	150000	  SH		Sole		150000
Federal Signal Corp	Comm	313855108	  720	 60000	  SH		Sole		 60000
FMC Corp		Comm	302491303	2,710	 35000    SH		Sole		 35000
Fomento Economic MexicanADR	344419106	2,276	 50000    SH		Sole		 50000
Freeport-McMoRan Copper	Comm	35671D857	4,688	 40000    SH		Sole		 40000
Genesee & Wyo Inc	Comm	371559105	1,956	 57500    SH		Sole		 57500
Goodyear Tire & Rubr Co	Comm	382550101	1,516	 85000    SH		Sole		 85000
Grace W R & Co		Comm	38388F108	3,030	129000	  SH		Sole		129000
Heckmann Corp		Comm	422680108	2,012	224500    SH		Sole		224500
JP Morgan Chase & Co	Comm	46625H100	2,059	 60000    SH		Sole		 60000
Joy Global Inc		Comm	481165108	2,654	 35000    SH		Sole		 35000
Laboratory Corp AmerHldgComm	50540R409	2,089	 30000    SH		Sole		 30000
LaBranche & Co Inc	Comm	505447102	1,841	260000    SH		Sole		260000
Liberty Acquisition HldgWrts	53015Y115	  100	 45000    SH		Sole		 45000
LKQ Corp		Comm	501889208	1,952	108000    SH		Sole		108000
Loews Corp		Comm	540424108	3,518	 75000    SH		Sole		 75000
Lorillard Inc		Comm	544147101	1,729	 25000    SH		Sole		 25000
Manitowoc Inc		Comm	563571108	1,627	 50000    SH		Sole		 50000
McDermott Intl Inc	Comm	580037109	5,261	 85000    SH		Sole		 85000
Microsoft Corp		Comm	594918104	2,173	 79000    SH		Sole		 79000
Monsanto Co		Comm	61166W101	2,782	 22000    SH		Sole		 22000
Nabors Industries Ltd	SHS	G6359F103	2,462	 50000	  SH		Sole		 50000
National Oilwell Varco	Comm	637071101	1,774	 20000    SH		Sole		 20000
Nordic American Tanker	Comm	G65773106	1,941	 50000    SH		Sole		 50000
Petrohawk Energy Corp	Comm	716495106	1,852	 40000    SH		Sole		 40000
Petroleo Brasileiro SA	ADR	71654V408	1,771	 25000    SH		Sole		 25000
Potash Corp Sask Inc 	Comm	73755L107	2,743	 12000    SH		Sole		 12000
Quanta Svcs Inc	 	Comm	74762E102	2,495	 75000    SH		Sole		 75000
Shaw Group Inc		Comm	820280105	2,472	 40000    SH		Sole		 40000
SLM Corp		Comm	78442P106	1,742	 90000    SH		Sole		 90000
Sothebys		Comm	835898107	2,110	 80000    SH		Sole		 80000
Textron Inc		Comm	883203101	2,157	 45000    SH		Sole		 45000
TiVo Inc		Comm	888706108	1,481	240000    SH		Sole		240000
Transocean Inc		SHS	G90073100	2,743	 18000    SH		Sole		 18000
Trinity Inds Inc	Comm	896522109	1,908	 55000    SH		Sole		 55000
UAL Corp		Comm	902549807	  532	102000    SH		Sole		102000
UBS AG			SHS	H89231338	1,464	 70868	  SH		Sole		 70868
United States Stl Corp 	Comm	912909108	3,326	 18000	  SH		Sole		 18000
Visa Inc		Comm	92826C839	2,846	 35000    SH		Sole		 35000
Walter Inds Inc		Comm	93317Q105	6,526	 60000    SH		Sole		 60000
Waste Mgmt Inc		Comm	94106L109	2,263	 60000	  SH		Sole		 60000


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